Related parties	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related parties
Related parties:

Eurosite Power, Tecogen, Ilios Inc., or Ilios are affiliated companies by virtue of common ownership.

The Company purchases the majority of its cogeneration units from Tecogen, an affiliate Company sharing similar ownership. In addition, Tecogen pays certain operating expenses, including benefits and payroll, on behalf of the Company and the Company leases office space from Tecogen. These costs were reimbursed by the Company. For years ending December 31, 2015 and 2014, the Company bought equipment and maintenance services from Tecogen of $1,956,731 and $1,432,801, respectively.

In July 2012, the Company entered into a Facilities, Support Services and Business Agreement, or the Agreement, with Tecogen, to provide the Company with certain office and business support services for a period of one year, renewable annually by mutual agreement. Under the current amendment to the Agreement, Tecogen provides the Company with office space and utilities at a monthly rate of $5,122. On July 1, 2013 and November 12, 2013, the Company entered into an Amendments with Tecogen. The Amendments renews the term of the Facilities, Support Services and Business Agreement between the Company and Tecogen. The Amendments further clarifies that the total sales thresholds for volume discounts are to be met during a calendar year and that the Company's representation rights may be terminated by either the Company or Tecogen upon 60 days' notice, without cause. The Amendments state that in New England States the Company shall have the right to purchase Cogeneration products directly from Tecogen as described in the agreement so long as the Company intended use is it to retain long-term ownership of the Cogeneration product and utilize it for the production and sale of electricity and thermal energy. Tecogen will not sell its products to parties for which the intended use is to earn revenue from metered energy to third parties (i.e., ADG Energy “On-Site Utility” energy projects) other than the Company. In cases where the Company has the opportunity to sell Cogeneration products to an unaffiliated party in the New England States and where Tecogen has no other appointed representation in that specific region, the Company may buy/resell the Cogeneration product as specified under the terms of this agreement. If, however, Tecogen has appointed a local exclusive representative in that specific New England region, The Company will defer to the local representative for pricing and other specific details for working cooperatively. The Company has granted Tecogen sales representation rights on its On-Site Utility energy service in California.

On October 22, 2009, the Company signed a five-year exclusive distribution agreement with Ilios Inc., or Ilios, a subsidiary of Tecogen. Under terms of the agreement, the Company has exclusive rights to incorporate Ilios’ ultra-high-efficiency heating products, such as a high efficiency water heater, in its energy systems throughout the European Union and New England. The Company also has non-exclusive rights to distribute Ilios’ product in the remaining parts of the United States and the world in cases where the Company retains ownership of the equipment for its On-Site Utility business.

On November 12, 2013, the Company entered into the First Amendment to the Sales Representative Agreement with Ilios. The Amendment allows Ilios to appoint sales representatives in the European Union (EU) in addition to the Company. For nations of the EU the company has the right under this agreement to purchase Ilios products directly from Ilios at a stipulated price as long as the Company's intended use is to retain long-term ownership of the Ilios product and utilize it for the production and sale of thermal energy (i.e., ADG Energy/EuroSite Power “On-Site Utility” energy projects). Ilios will not sell its products to parties for which the intended use is to earn revenue from metered energy to third parties (i.e., ADG Energy/EuroSite Power “On-Site Utility” energy projects) other than the Company. In cases where the Company has the opportunity to sell Ilios product to an unaffiliated party in the EU and where Ilios has no other appointed representation in that specific region, the Company may buy/resell the Ilios product as specified under the terms of this contact. If, however, Ilios has appointed a local exclusive representative in that specific EU region, the Company will defer to the local representative for pricing and other specific details for working cooperatively.

On July 7, 2015, the EuroSite Power entered into a Revolving Line of Credit Agreement, or the Agreement, with Elias Samaras, EuroSite's Chief Executive Officer, President, and a member of the Company's board of directors. Under the terms of the Agreement, Mr. Samaras has agreed to lend EuroSite up to an aggregate of $1 million, at the written request of EuroSite. Any amounts borrowed by the EuroSite pursuant to the Agreement will bear interest at 6% per year. Interest is due and payable quarterly in arrears. The term of the Agreement is from June 30, 2015 to June 30, 2017. Repayment of the principal amount borrowed pursuant to the Agreement will be due on June 30, 2017, or the Maturity Date. Prepayment of any amounts due under the Agreement may be made at any time without penalty. The Agreement terminates on the Maturity Date. EuroSite has not yet borrowed any amounts pursuant to the Agreement.

For a description of related party transactions see Note 6 "Convertible debentures".